Fees and Expenses - BNY Dreyfus On-Chain Liquidity Fund	May 31, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as fees associated with transactions initiated by a shareholder on the blockchain, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Dreyfus On-Chain Liquidity Fund	BNY Dreyfus On-Chain Liquidity Fund
Management Fees (as a percentage of Assets)	0.20%
Component2 Other Expenses	0.05%
Component3 Other Expenses	0.17%	[1]
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.19%)	[2]
Net Expenses (as a percentage of Assets)	0.23%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until July 31, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. In addition, BNY Mellon Investment Adviser, Inc. has contractually agreed, until July 31, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund's shares so that the direct expenses (excluding shareholder services fees, taxes, brokerage commissions and extraordinary expenses) do not exceed .18%. On or after July 31, 2027, BNY Mellon Investment Adviser, Inc. may terminate the fee waiver and/or expense limitation agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-years example are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Dreyfus On-Chain Liquidity Fund	BNY Dreyfus On-Chain Liquidity Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	$ 116